CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (17,609,413)	$ (33,424,111)	$ (18,946,370)
Adjustments to reconcile net loss to net cash used in operating activities:
Income related to short-term investments	(492,456)	(1,143,538)
Depreciation and amortization	438,864	722,950	980,053
Net loss on disposal of property, equipment, software and operating lease right-of-use asset	1,469	2,473	9,365
Share-based compensation	3,741,548	4,909,573	7,271,700
Amortization of right-of use assets and interest of lease liabilities	150,927	215,911	228,405
Foreign exchange loss (gain), net	(1,318,235)	906,212	(1,446,202)
Administrative expense in exchange of warrant issuance	253,087
Change in fair value of warrant liabilities	(47,941)
Changes in operating assets and liabilities:
Prepayments and other current assets	(270,823)	724,235	1,649,878
Amount due from related parties	(9,040)	213,718	397,405
Other non-current assets	56,163	3,499	24,687
Accounts payable	(1,357,266)	1,148,021	(572,372)
Contract liabilities	3,462,683		(15,107,276)
Amount due to related parties	(2,840,766)	(3,526,360)	(2,609,011)
Accruals and other current liabilities	(70,225)	(185,489)	(122,201)
Lease liabilities	(150,959)	(220,460)	(237,401)
Income tax payable	404,933	(47,619)	52,884
Other non-current liabilities			(28,383)
Net cash used in operating activities	(15,657,450)	(29,700,985)	(28,454,839)
Cash flows from investing activities:
Placement of short-term investments	(80,000,000)	(128,500,000)	(47,000,000)
Withdrawal of short-term investments	80,492,456	129,643,538	47,000,000
Proceeds from disposal of property, equipment and software	1,400	169	7,656
Purchase of property, equipment and software	(17,053)	(33,580)	(85,012)
Net cash generated from (used in) investing activities	476,803	1,110,127	(77,356)
Cash flows from financing activities:
Proceeds from borrowings	5,635,488	4,918,014	8,133,775
Proceeds from issuance of Series A non-voting contingently redeemable convertible preferred shares, net of issuance costs	16,550,000
Proceeds from exercise of share options	138,279	178,254	5,500
Proceeds from the ATM Offering, net of issuance costs		7,331,019
Repayment of borrowings	(17,878,393)	(8,342,510)	(13,506,221)
Payment of the ATM Offering setup costs		(315,557)
Net cash generated from (used in) financing activities	4,445,374	3,769,220	(5,366,946)
Effect of exchange rate on cash and cash equivalents	64,553	81,883	74,720
Net decrease in cash and cash equivalents	(10,670,720)	(24,739,755)	(33,824,421)
Cash and cash equivalents at the beginning of year	85,194,502	109,934,257	143,758,678
Cash and cash equivalents at the end of year	74,523,782	85,194,502	109,934,257
Supplemental cash flow disclosures:
Interest paid	402,956	778,513	1,047,717
Income tax paid	1,602	33,947	1,376,856
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	$ 150,959	216,565	225,542
Right-of-use assets obtained in exchange for operating lease obligations		214,717	$ 179,919
Non-cash activities:
Retirement of treasury shares		$ 4